Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Note 2 — Summary of Significant Accounting Policies [Abstract]
Subsidiary [Table Text Block]

Entity	Percentage of Ownership	Location
NeoStem, Inc.	Parent Company	United States of America
NeoStem Therapies, Inc.	100%	United States of America
Stem Cell Technologies, Inc.	100%	United States of America
Amorcyte, LLC	100%	United States of America
NeoStem (China) Inc. (1)	100%	People’s Republic of China
Qingdao Niao Bio-Technology Ltd.* (1)		People’s Republic of China
Beijing Ruijiao Bio-Technology Ltd.* (1)		People’s Republic of China
Tianjin Niou Bio-Technology Co., Ltd.* (1)		People’s Republic of China
CBH Acquisition LLC	100%	United States of America
China Biopharmaceuticals Holdings, Inc. (CBH)	100% owned by CBH Acquisition LLC	United States of America
Suzhou Erye Pharmaceuticals Company Ltd. (2)	51% owned by CBH	People’s Republic of China
Progenitor Cell Therapy, LLC (PCT)	100%	United States of America
NeoStem Family Storage, LLC	100% owned by PCT	United States of America
Athelos Corporation	80.1% owned by PCT	United States of America
PCT Allendale, LLC	100% owned by PCT	United States of America

Property, Plant and Equipment [Table Text Block]

	Useful Life	December 31, 2011	December 31, 2010

Building and improvements	25-30 years	$9,874.0	$—
Machinery and equipment	8-12 years	17.9	—
Lab equipment	5-7 years	1,559.1	365.8
Furniture and fixtures	5-12 years	632.4	274.3
Software	3-5 years	98.3	99.6
Leasehold improvements	2-3 years	702.0	64.9
Property, plant and equipment, Gross		12,883.6	804.6
Accumulated depreciation		(1,267.6)	(369.1)
Property, plant and equipment, Net		$11,616.1	$435.5

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]

	December 31,
	2011	2010
Stock Options	17,143,505	13,032,214
Warrants	37,389,825	21,843,507
Series E Preferred Stock, Common stock equivalents	3,989,669	5,289,948
Restricted Shares	976,668	51,666

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

	December 31, 2011
	Fair Value Measurements Using Fair Value Hierarchy
	Level 1	Level 2	Level 3
Money market investments	$2,497.4	$—	$—
Embedded derivative liabilities	—	—	391.7
Warrant derivative liabilities	—	—	82.7
Contingent consideration	—	—	3,130.0

	December 31, 2010
	Fair Value Measurements Using Fair Value Hierarchy
	Level 1	Level 2	Level 3
Money market investments	$—	$2,501.0	$—
Embedded derivative liabilities	—	—	2,281.8
Warrant derivative liabilities	—	—	289.6

Schedue of finacial instrument activity [Table Text Block]

	Embedded Derivatives	Warrants
Beginning liability balance, December 31, 2009	$—	$36.0
Convertible redeemable Series E preferred stock and warrants issued	2,131.1	266.0
Change in fair value recorded in earnings	150.7	(12.4)
Ending liability balance, December 31, 2010	$2,281.8	$289.6
Change in fair value recorded in earnings	(1,890.1)	(206.9)
Ending liability balance, December 31, 2011	$391.7	$82.7